DEBT (Tables)	3 Months Ended
Mar. 31, 2014
Debt

As of March 31, 2014 and December 31, 2013, debt is as follows:

	March 31, 2014	December 31, 2013
Short-term debt:
January Private Placements	$2,477,500	$—
February Private Placements	1,382,083	—
Convertible Promissory Notes	—	650,000
Notes Payable	11,378,539	—
Promissory Notes	15,000,000	—

Total short-term debt	$30,238,122	$650,000